Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	81 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Dividend Performers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dividend Performers ETF NAV
Average Annual Return, Percent		6.82%	28.18%	16.49%
Preferred-Plus ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Preferred-Plus ETF NAV
Average Annual Return, Percent		3.49%	7.30%	5.13%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		8.25%	18.59%	16.79%
Nasdaq US Broad Dividend Achiever TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US Broad Dividend Achiever TR
Average Annual Return, Percent		9.81%	15.91%	14.12%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.88%	(0.40%)	1.57%
ICE BofA Core Plus Fixed Rate Preferred Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Core Plus Fixed Rate Preferred Securities Index
Average Annual Return, Percent		0.57%	2.80%	3.25%